EMPLOYEE BENEFITS - Share-based payment expense ELTI scheme (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Classes of employee benefits expense [abstract]
Share based payment expense - ELTI scheme	R 26.4	R 22.0	R 18.4